Federated Hermes Prudent Bear Fund Average Annual Total Returns - Class A C and IS shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(12.51%)	(12.29%)	(11.19%)
A
Prospectus [Line Items]
Average Annual Return, Percent		(17.14%)	(14.15%)	(13.14%)
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(20.24%)	(15.62%)	(13.89%)
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(10.17%)	(10.37%)	(8.38%)
C
Prospectus [Line Items]
Average Annual Return, Percent		(13.71%)	(13.80%)	(13.19%)
IS
Prospectus [Line Items]
Average Annual Return, Percent		(11.94%)	(12.93%)	(12.44%)

[1]	The S&P 500 Index is a broad-based benchmark that is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500 Index, representing a short position in the index.